Segments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Schedule of ING Group total
The following table specifies the segments by line of business and the main sources of income of each of the segments:

Specification of the main sources of income of each of the segments by line of business
Segments by line of business	Main source of income
Retail Netherlands	Income from products and services provided to private individuals, business banking clients and private banking clients in the Netherlands. The main products and services offered are daily banking, lending, savings, investments and insurance.
Retail Belgium	Income from products and services provided to private individuals, business banking clients and private banking clients in Belgium and Luxembourg. The main products and services offered are similar to those in the Netherlands.
Retail Germany	Income from products and services provided to private individuals, business banking clients and private banking clients in Germany. The main products and services offered are similar to those in the Netherlands.
Retail Other	Income from products and services provided to private individuals, business banking clients and private banking clients in the other retail countries. The main products and services offered are similar to those in the Netherlands.
Wholesale Banking	Income from wholesale banking activities, of which the main products are lending, payments & cash management, working capital solutions, trade finance, financial markets, corporate finance and treasury.

Specification of geographical split of the segments
Geographical split of the segments	Main countries
The Netherlands
Belgium	Including Luxembourg
Germany
Other Challengers [1]	Australia, Italy, Spain and Portugal
Growth Markets [1]	Poland, Romania and Türkiye
Wholesale Banking Rest of World	Other countries in Europe & Middle East, Americas, Asia
Other	Corporate Line
1     In 2022, ING discontinued its retail activities in France (Other Challengers) and the Philippines (Growth Markets).

ING Group Total
12 month period	2024			2023			2022
in EUR million	ING Bank	Other	Total ING Group	ING Bank	Other	Total ING Group	ING Bank	Other	Total ING Group
Income
– Net interest income	14,749	275	15,023	15,809	166	15,976	13,745	11	13,756
– Net fee and commission income	4,002	6	4,008	3,586	9	3,595	3,586		3,586
Total investment and other income	3,584		3,584	3,006	-1	3,005	1,215	4	1,219
– of which share of result from associates and joint ventures	170		170	144		144	-101		-101
– of which revaluations and trading income	3,407	1	3,407	2,910		2,910	1,503	-1	1,501
Total income	22,334	281	22,615	22,401	174	22,575	18,546	16	18,561

Expenditure
Operating expenses	12,116	5	12,121	11,563	1	11,564	11,193	6	11,199
– of which Regulatory expenses	882		882	1,042		1,042	1,250		1,250
– Addition to loan loss provisions	1,194		1,194	520		520	1,861		1,861
Total expenses	13,310	5	13,315	12,083	1	12,084	13,053	6	13,060

Result before taxation	9,025	275	9,300	10,318	173	10,492	5,493	9	5,502
Taxation	2,580	71	2,650	2,926	44	2,970	1,723	2	1,725
Non-controlling interests	258		258	235		235	102		102
Net result IFRS-EU	6,187	205	6,392	7,157	129	7,287	3,667	7	3,674
Adjustment of the EU 'IAS 39 carve out'	-1,058		-1,058	-3,147		-3,147	8,451		8,451
Net result IFRS-IASB	5,130	205	5,334	4,010	129	4,140	12,119	7	12,126

Summary of reconciliation between IFRS and underlying income, expenses and net result

Reconciliation between IFRS-IASB and IFRS-EU income, expense and net result
12 month period	2024					2023					2022
in EUR million	Income	Expenses	Taxation	Non-controlling interests	Net result [1]	Income	Expenses	Taxation	Non-controlling interests	Net result[1]	Income	Expenses	Taxation	Non-controlling interests	Net result[1]
Net result IFRS-IASB attributable to equity holder of the parent	21,087	13,315	2,181	258	5,334	18,121	12,084	1,662	235	4,140	30,418	13,060	5,130	102	12,126

Remove impact of:
Adjustment of the EU 'IAS 39 carve out' [2]	1,528		470		1,058	4,455		1,308		3,147	-11,856		-3,405		-8,451
Net result ING Group IFRS-EU [3]	22,615	13,315	2,650	258	6,392	22,575	12,084	2,970	235	7,287	18,561	13,060	1,725	102	3,674
[1]Net result reflects the net result attributable to shareholders of the parent.
2ING prepares the Form 20-F in accordance with IFRS-IASB. This information is prepared by reversing the hedge accounting impacts that applied under the EU 'carve-out' version of IAS 39. For the underlying result, the impact of the carve-out is re-instated as this is the measure at which management monitors the business.
3IFRS-EU figures include the impact of applying the EU 'IAS 39 carve-out'.

Summary of segments banking

Segments
12 month period	2024							2023							2022
in EUR million	Retail Nether-lands	Retail Belgium	Retail Germany	Retail Other	Wholesale Banking	Corporate Line	Total	Retail Nether-lands	Retail Belgium	Retail Germany	Retail Other	Wholesale Banking	Corporate Line	Total	Retail Nether-lands	Retail Belgium	Retail Germany	Retail Other [1]	Wholesale Banking	Corporate Line	Total
Income
Net interest income	3,027	1,959	2,647	3,817	3,259	315	15,023	3,096	2,063	2,862	3,437	4,028	489	15,976	2,888	1,668	1,666	2,725	4,260	550	13,756
Net fee and commission income	1,049	603	433	609	1,317	-3	4,008	959	502	357	519	1,259	-1	3,595	892	511	437	535	1,217	-6	3,586
Total investment and other income	835	189	-173	263	2,405	66	3,584	945	117	-67	277	1,771	-38	3,005	417	-32	69	377	849	-460	1,219
– of which share of result from associates and joint ventures		81		8	-36	118	170				7	31	107	144		1		5	18	-125	-101
– of which revaluations and trading income	810	81	-160	253	2,478	-55	3,407	898	61	-57	264	1,730	13	2,910	327	113	57	200	952	-148	1,501
Total income	4,910	2,751	2,906	4,688	6,981	378	22,615	5,001	2,683	3,152	4,233	7,057	450	22,575	4,196	2,147	2,172	3,637	6,325	84	18,561

Expenditure
Operating expenses	2,124	1,811	1,303	2,792	3,558	533	12,121	2,135	1,852	1,243	2,479	3,313	542	11,564	2,115	1,786	1,140	2,509	3,114	535	11,199
– of which Regulatory expenses	114	206	88	261	212	1	882	212	211	96	252	271		1,042	250	244	93	369	293		1,250
Addition to loan loss provisions	-8	134	149	291	627	1	1,194	5	169	119	313	-92	5	520	67	139	131	302	1,220	2	1,861
Total expenses	2,117	1,944	1,452	3,083	4,185	534	13,315	2,140	2,022	1,362	2,792	3,222	547	12,084	2,182	1,924	1,271	2,812	4,334	537	13,060

Result before taxation	2,793	807	1,455	1,605	2,796	-156	9,300	2,861	661	1,790	1,441	3,836	-97	10,492	2,014	223	901	825	1,991	-453	5,502
Taxation	723	210	505	381	693	138	2,650	740	182	631	359	900	158	2,970	540	72	202	254	581	76	1,725
Non-controlling interests	0	0	1	221	35	0	258	0	0	0	174	61	0	235	0	0	3	47	52	1	102
Net result IFRS-EU [2]	2,070	597	949	1,002	2,068	-294	6,392	2,121	479	1,159	908	2,875	-255	7,287	1,474	151	696	525	1,358	-530	3,674
Adjustment of the EU 'IAS 39 carve out'					-1,058		-1,058					-3,147		-3,147					8,451		8,451
Net result IFRS-IASB [2]	2,070	597	949	1,002	1,010	-294	5,334	2,121	479	1,159	908	-272	-255	4,140	1,474	151	696	525	9,810	-530	12,126
1     In 2022, ING discontinued its retail activities in France (Other Challengers) and the Philippines (Growth Markets).
[2]     Net result reflects the net result attributable to shareholders of the parent.

Summary of geographical segments banking

Geographical split of the segments
12 month period	2024								2023								2022
in EUR million Income	Nether-lands	Belgium	Ger-many	Other Challengers	Growth markets	Wholesale Banking Rest of World	Other	Total	Nether-lands	Belgium	Ger-many	Other Challengers	Growth markets	Wholesale Banking Rest of World	Other	Total	Nether-lands	Belgium	Ger-many	Other Challengers [1]	Growth markets [1]	Wholesale Banking Rest of World	Other	Total
Net interest income	3,063	2,478	3,182	2,131	2,409	1,448	312	15,023	3,773	2,712	3,375	2,121	1,961	1,548	486	15,976	3,782	2,065	2,126	1,842	1,462	1,933	546	13,756
Net fee and commission income	1,329	832	484	337	445	585	-3	4,008	1,239	715	400	285	384	573	-1	3,595	1,171	714	494	290	375	548	-6	3,586
Total investment and other income	1,889	207	-188	27	408	1,167	74	3,584	1,627	145	-81	21	487	829	-25	3,005	577	-14	94	182	386	449	-455	1,219
– of which share of result from associates and joint ventures	-45	87			8		120	170	31				7		107	144	16	1			5		-123	-101
– of which revaluations and trading income	1,916	119	-191	2	403	1,217	-58	3,407	1,568	95	-83	4	479	841	6	2,910	453	174	65	3	377	532	-103	1,501
Total income	6,282	3,517	3,478	2,495	3,262	3,200	382	22,615	6,639	3,573	3,694	2,427	2,833	2,950	460	22,575	5,531	2,765	2,714	2,314	2,223	2,930	84	18,561

Expenditure
Operating expenses	3,026	2,170	1,512	1,454	1,759	1,669	531	12,121	3,065	2,195	1,437	1,320	1,495	1,509	544	11,564	3,001	2,120	1,318	1,380	1,426	1,418	536	11,199
– of which Regulatory expenses	159	228	90	61	260	83	1	882	296	243	103	92	207	101		1,042	357	283	99	88	324	98		1,250
Addition to loan loss provisions	42	148	222	188	214	378	1	1,194	-111	139	35	166	189	96	5	520	181	230	460	140	230	618	2	1,861
Total expenses	3,068	2,319	1,734	1,642	1,973	2,047	532	13,315	2,954	2,334	1,472	1,486	1,683	1,605	549	12,084	3,182	2,350	1,778	1,519	1,657	2,036	538	13,060

Result before taxation	3,213	1,198	1,744	853	1,289	1,153	-149	9,300	3,685	1,239	2,222	941	1,149	1,345	-89	10,492	2,349	415	936	795	567	894	-454	5,502
Retail Banking	2,793	807	1,455	534	1,071			6,660	2,861	661	1,790	649	792			6,753	2,014	223	901	547	278			3,964
Wholesale Banking	420	391	289	319	218	1,153	7	2,796	824	577	432	292	357	1,345	8	3,836	335	192	34	248	288	894		1,991
Corporate Line							-156	-156							-97	-97							-453	-453
Result before taxation	3,213	1,198	1,744	853	1,289	1,153	-149	9,300	3,685	1,239	2,222	941	1,149	1,345	-89	10,492	2,349	415	936	795	567	894	-454	5,502
Taxation	847	308	563	272	256	267	137	2,650	909	349	723	282	225	335	148	2,970	658	114	297	258	153	186	60	1,725
Non-controlling interests			1		256			258					234			235			3		98		1	102
Net result IFRS-EU 2	2,367	889	1,179	581	777	886	-286	6,392	2,776	889	1,499	659	690	1,011	-237	7,287	1,691	301	636	537	316	708	-515	3,674
Adjustment of the EU 'IAS 39 carve out'	225	-398	-860	-5		-20		-1,058	-277	-1,012	-1,825	-9		-23		-3,147	2,818	1,570	3,911	15		137		8,451
Net result IFRS-IASB [2]	2,591	492	319	576	777	865	-286	5,334	2,499	-123	-326	649	690	988	-237	4,140	4,510	1,871	4,547	552	316	845	-515	12,126
1In 2022, ING discontinued its retail activities in France (Other Challengers) and the Philippines (Growth Markets).
[2]Net result reflects the net result attributable to shareholders of the parent.